Income taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Expense for the year	$ 477
Current income tax expense	477
Origination and reversal of temporary differences	(26,430)	$ (15,712)
Change in unrecognized deductible temporary differences	25,887	16,360
Deferred income tax (recovery) expense	(543)	648
Income tax (recovery) expense	$ (66)	$ 648